Financial instruments (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	$ 430,852	$ 158,709
Financial assets at fair value through profit or loss	372,744	241,203
Non-financial assets	13,020	19,068
Financial assets	816,616	418,980
Financial liabilities at amortized cost	1,397,892	1,014,412
Financial liabilities	1,529,382	1,145,044
Financial liabilities at fair value through profit or loss	131,490	130,632
Trade payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	761,592	528,179
Financial liabilities	761,592	528,179
Other payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	168,825	279,341
Financial liabilities	300,315	409,973
Financial liabilities at fair value through profit or loss	131,490	130,632
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	467,475	206,892
Financial liabilities	467,475	206,892
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	362,367	145,024
Financial assets at fair value through profit or loss
Non-financial assets
Financial assets	362,367	145,024
Other receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	34,816	10,641
Financial assets at fair value through profit or loss	8,945	44,437
Non-financial assets	13,020	19,068
Financial assets	56,781	74,146
Cash and cash equivalent [member] | Cash and banks [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	20,182	3,044
Financial assets at fair value through profit or loss
Non-financial assets
Financial assets	20,182	3,044
Cash and cash equivalent [member] | Time Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	3,288
Financial assets at fair value through profit or loss
Non-financial assets
Financial assets	3,288
Cash and cash equivalent [member] | Mutual funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost
Financial assets at fair value through profit or loss	448	16,833
Non-financial assets
Financial assets	448	16,833
Financial assets at fair value through profit or loss [member] | Mutual funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost
Financial assets at fair value through profit or loss	248,857	178,653
Non-financial assets
Financial assets	248,857	178,653
Financial assets at fair value through profit or loss [member] | Negotiable Instruments [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost
Financial assets at fair value through profit or loss	114,494	1,280
Non-financial assets
Financial assets	114,494	$ 1,280
Financial Assets At Amortized Cost [Member] | Negotiable Instruments [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	10,199
Financial assets at fair value through profit or loss
Non-financial assets
Financial assets	$ 10,199